Subsequent Events (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended			0 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 20, 2015	Apr. 15, 2015	Apr. 30, 2015	Mar. 03, 2015	May 04, 2015	Feb. 24, 2015	Apr. 06, 2015
Subsequent Event [Line Items]
Payments to Acquire Equity Method Investments	$ 468	$ 439	$ 471
Commercial paper	798	225
Cash distributions per common unit	$ 3.5995	$ 3.480	$ 3.205
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash distributions per common unit				$ 0.85
Subsequent Event [Member] | 3.6% Senior Unsecured Notes due 2022 [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount							1,250
Debt Instrument, Interest Rate, Stated Percentage							3.60%
Subsequent Event [Member] | 4% Senior Unsecured Notes due 2025 [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount							750
Debt Instrument, Interest Rate, Stated Percentage							4.00%
Subsequent Event [Member] | 5.1% Senior Unsecured Notes due 2045 [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount							1,000
Debt Instrument, Interest Rate, Stated Percentage							5.10%
Subsequent Event [Member] | 5.875% Senior Unsecured Notes due 2021 [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					5.875%
Repayments of Debt					783
Long-term debt retired					750
Williams Partners L.P. [Member]
Subsequent Event [Line Items]
Credit facility, loans outstanding	0
Williams Partners L.P. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Credit facility, loans outstanding								0	1,300
Williams Partners L.P. [Member] | Commercial Paper [Member]
Subsequent Event [Line Items]
Commercial paper	798	225
Williams Partners L.P. [Member] | Commercial Paper [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Commercial paper								536	1,800
Utica East Ohio Midstream, LLC [Member]
Subsequent Event [Line Items]
Payments to Acquire Equity Method Investments	57	0	0
Equity Method Investment, Ownership Percentage	49.00%
Utica East Ohio Midstream, LLC [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Payments to Acquire Equity Method Investments						$ 575
Percentage To Be Acquired By Us Without Participation By Another [Member] | Utica East Ohio Midstream, LLC [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage										21.00%
Percentage To Be Acquired By Us With Participation By Another [Member] | Utica East Ohio Midstream, LLC [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage										13.00%
Percentage To Be Acquired By Another If Participation Right Is Exercised [Member] | Utica East Ohio Midstream, LLC [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired										8.00%